FAIR VALUE MEASUREMENTS (Details) - Changes in the fair value of the Company's Level 3 financial liabilities measured at fair value (USD $)	3 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Oct. 31, 2014	Oct. 31, 2013
Changes in the fair value of the Company's Level 3 financial liabilities measured at fair value [Abstract]
Balance October 31, 2013	$ 3,236,281
Initial fair value, discounted to present value			2,850,511
Amortized interest on patent obligation	109,186	86,466	385,770
Ending Balance	$ 3,345,467		$ 3,236,281